Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Pharmaceuticals Portfolio	Apr. 29, 2024
Select Pharmaceuticals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.52%
Past 5 years	13.19%
Past 10 years	9.33%
Select Pharmaceuticals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.29%
Past 5 years	10.91%
Past 10 years	7.49%
Select Pharmaceuticals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.70%
Past 5 years	10.14%
Past 10 years	7.13%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1532
Average Annual Return:
Past 1 year	5.70%
Past 5 years	8.98%
Past 10 years	7.19%